First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 74.0%
	Construction & Engineering – 0.4%
7,400	Quanta Services, Inc.	$672,660
	Electric Utilities – 14.4%
34,400	Alliant Energy Corp.	2,013,432
17,070	American Electric Power Co., Inc. (a)	1,504,208
11,600	Duke Energy Corp.	1,219,276
4,300	Emera, Inc. (CAD) (a)	200,559
116,150	Enel S.p.A., ADR	1,063,934
9,200	Eversource Energy	793,684
70,800	Exelon Corp.	3,313,440
4,400	Fortis, Inc. (CAD) (a)	199,545
22,200	Iberdrola S.A., ADR	1,068,264
18,700	IDACORP, Inc. (a)	1,971,915
13,370	NextEra Energy, Inc. (b)	1,041,523
8,990	Orsted A/S, ADR	446,623
132,620	PPL Corp. (a)	3,762,429
46,280	Southern (The) Co. (a)	2,955,904
14,800	Xcel Energy, Inc.	1,010,100
		22,564,836
	Gas Utilities – 12.2%
385,820	AltaGas Ltd. (CAD) (a)	8,167,286
32,800	Atmos Energy Corp. (a)	3,233,752
45,570	New Jersey Resources Corp. (a)	1,755,356
24,200	ONE Gas, Inc.	1,785,476
90,240	UGI Corp. (a)	4,150,138
		19,092,008
	Independent Power & Renewable Electricity Producers – 1.3%
42,600	AES (The) Corp. (a)	1,009,620
20,890	Clearway Energy, Inc., Class A	562,986
20,400	EDP Renovaveis S.A. (EUR)	479,150
		2,051,756
	Multi-Utilities – 17.5%
10,430	Black Hills Corp.	705,590
204,270	CenterPoint Energy, Inc. (a) (b)	5,200,714
22,450	CMS Energy Corp. (a)	1,387,185
36,800	Dominion Energy, Inc. (a)	2,755,216
17,880	DTE Energy Co. (a)	2,097,682
121,770	Public Service Enterprise Group, Inc. (a)	7,577,747
56,850	Sempra Energy (b)	7,427,452
3,130	WEC Energy Group, Inc.	294,658
		27,446,244
	Oil, Gas & Consumable Fuels – 27.8%
24,910	Cheniere Energy, Inc. (c)	2,115,606
26,440	DT Midstream, Inc. (a)	1,121,056
97,085	Enbridge, Inc. (a)	3,820,295
113,893	Equitrans Midstream Corp. (a)	936,200
108,264	Keyera Corp. (CAD) (a)	2,898,379
273,798	Kinder Morgan, Inc. (a)	4,758,609
70,006	ONEOK, Inc. (a)	3,638,212
278,809	TC Energy Corp. (a) (b)	13,586,363
432,277	Williams (The) Cos., Inc. (a)	10,828,539
		43,703,259

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 0.1%
1,100	Enphase Energy, Inc. (c)	$208,560
	Water Utilities – 0.3%
3,200	American Water Works Co., Inc.	544,352
	Total Common Stocks	116,283,675
	(Cost $102,277,702)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 49.0%
	Chemicals – 3.4%
197,848	Westlake Chemical Partners, L.P. (a)	5,286,499
	Gas Utilities – 0.9%
88,500	Suburban Propane Partners, L.P. (a)	1,431,930
	Independent Power & Renewable Electricity Producers – 2.3%
46,319	NextEra Energy Partners, L.P. (a) (d)	3,591,112
	Oil, Gas & Consumable Fuels – 42.4%
213,141	BP Midstream Partners, L.P. (a)	2,943,477
192,070	Cheniere Energy Partners, L.P. (a)	8,118,799
552,960	Energy Transfer, L.P. (b)	5,452,186
740,564	Enterprise Products Partners, L.P. (a)	16,714,530
51,330	Hess Midstream, L.P., Class A (a) (d)	1,328,420
220,232	Holly Energy Partners, L.P. (a)	4,536,779
366,819	Magellan Midstream Partners, L.P.	17,093,765
502,120	Plains All American Pipeline, L.P. (b)	5,026,221
314,480	Shell Midstream Partners, L.P. (a)	4,355,548
79,920	Teekay LNG Partners, L.P. (d)	1,158,041
		66,727,766
	Total Master Limited Partnerships	77,037,307
	(Cost $62,449,192)
	Total Investments – 123.0%	193,320,982
	(Cost $164,726,894) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(700)	CenterPoint Energy, Inc.	$(1,782,200)	$27.00	Aug 2021	(17,500)
(5,529)	Energy Transfer, L.P.	(5,451,594)	11.00	Aug 2021	(33,174)
(133)	NextEra Energy, Inc.	(1,036,070)	77.50	Aug 2021	(19,950)
(5,021)	Plains All American Pipeline, L.P. (f)	(5,026,021)	12.00	Aug 2021	(20,084)
(568)	Sempra Energy	(7,420,920)	140.00	Aug 2021	(9,088)
(2,338)	TC Energy Corp.	(11,393,074)	50.00	Aug 2021	(60,788)
	Total Call Options Written				(160,584)
	(Premiums received $623,354)
Outstanding Loan – (24.4)%	(38,400,000)
Net Other Assets and Liabilities – 1.5%	2,404,952
Net Assets – 100.0%	$157,165,350

(a)	All or a portion of this security serves as collateral on the outstanding loan.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Aggregate cost for federal income tax purposes was $145,434,509. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $49,410,774 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,684,885. The net unrealized appreciation was $47,725,889. The unrealized amounts presented are inclusive of derivative contracts.
(f)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2021, investments noted as such are valued at $(20,084) or (0.0)% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 116,283,675	$ 116,283,675	$ —	$ —
Master Limited Partnerships*	77,037,307	77,037,307	—	—
Total Investments	$ 193,320,982	$ 193,320,982	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (160,584)	$ (140,500)	$ (20,084)	$ —

*	See Portfolio of Investments for industry breakout.